Contingent Liabilities and Provisions - Disclosure of Changes in Legal Provisions (Detail) - Legal proceedings provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of other provisions [line items]
Balance at beginning of year	$ 40	$ 97
Additional new provisions recognized	39	23
Amounts incurred and charged against existing provisions	(8)	(78)
Unused amounts reversed	(4)	(2)
Balance at end of year	$ 67	$ 40